RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cost of sales
Personnel expenses			R$ (505,895)	R$ (724,815)
Costs with raw materials, materials and services			(4,059,893)	(3,328,416)
Logistics cost			(2,025,824)	(1,278,385)
Depreciation, depletion and amortization			(2,843,700)	(4,321,013)
Operating expenses Covid-19			(15,500)
Other			(157,881)	(294,383)
Cost of sales	R$ (4,788,694)	R$ (5,222,119)	(9,608,693)	(9,947,012)
Selling expenses
Personnel expenses			(93,913)	(100,942)
Services			(53,938)	(41,602)
Logistics cost			(410,230)	(273,414)
Depreciation, depletion and amortization			(460,597)	(441,995)
Other			(43,356)	(40,331)
Selling expenses	(547,098)	(456,981)	(1,062,034)	(898,284)
General and Administrative expenses
Personnel expenses			(351,108)	(351,784)
Services			(134,501)	(138,370)
Depreciation and amortization			(43,814)	(20,468)
Social actions Covid-19			(48,024)
Operating expenses Covid-19			(10,729)
Other			(62,375)	(98,174)
Administrative expenses	(335,715)	(278,031)	(650,551)	(608,796)
Other operating income (expenses) net
Rents and leases			2,365	668
Result from sale of other products, net			24,886	12,895
Result from sale and disposal of property, plant and equipment and biological assets, net			9,343	(27,568)
Result on fair value adjustment of biological assets			173,733	83,453	R$ 185,399
Insurance reimbursement			4,129	6,587
Provision for loss of judicial deposits				(3,284)
Amortization and depletion			(9,470)	(9,192)
Sale of legal credits (Eletrobras)				87,000
Result on disposal of investments			(9,404)
Other operating income (expenses), net			16,820	1,756
Other operating (expenses) income net	R$ 195,671	R$ 171,199	212,402	152,315
Cost of idle capacity and maintenance downtime			R$ 149,087	0
Amortization of inventories setup				R$ 2,178,903